UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08014
Utilities Portfolio
(Exact name of registrant as specified in charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2005

Item 1. Schedule of Investments

Utilities Portfolio	as of March 31, 2005
PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.9%

Security	Shares	Value

Auto and Parts — 2.9%
Adesa, Inc.	825,000	$19,272,000
		$19,272,000

Broadcasting and Cable — 0.6%
Antena 3 Television SA (1)	845	69,134
Ovation, Inc. (1) (2)	18,040	200,000
PanAmSat Holding Corp.	219,005	3,723,085
		$3,992,219

Electric Utilities — 38.9%
ALLETE, Inc.	316,666	13,252,472
British Energy Group PLC (1)	250,000	1,313,272
Cinergy Corp.	100,432	4,069,505
E. ON AG ADR	510,000	14,662,500
Edison International	600,000	20,832,000
Enel SPA	500,000	4,797,872
Entergy Corp.	305,000	21,551,300
Exelon Corp.	461,250	21,166,763
FirstEnergy Corp.	100,000	4,195,000
Fortis, Inc.	50,000	2,950,779
Fortum Oyj	450,000	8,785,514
FPL Group, Inc.	441,860	17,740,679
National Grid Transco PLC	563,810	5,227,038
NorthWestern Corp.	225,000	5,933,250
NRG Energy, Inc. (1)	340,000	11,611,000
NSTAR	100,000	5,430,000
Ormat Technologies, Inc.	296,400	4,641,624
PG&E Corp.	575,000	19,607,500
PPL Corp.	180,000	9,718,200
Public Power Corp.	65,000	1,878,304
RWE AG	220,000	13,342,179
Scottish and Southern Energy PLC	650,000	10,825,303
Scottish Power PLC	1,054,290	8,155,949
Terna SPA	2,250,000	5,992,405
TXU Corp.	250,000	19,907,500

Westar Energy, Inc.	181,500	$3,927,660
		$261,515,568

Engineering and Construction — 1.2%
Bouygues SA	200,000	7,948,630
		$7,948,630

Gas Utilities — 6.0%
AGL Resources, Inc.	130,000	4,540,900
Equitable Resources, Inc.	210,000	12,062,400
NiSource, Inc.	150,000	3,418,500
ONEOK, Inc.	272,600	8,401,532
Questar Corp.	200,000	11,850,000
		$40,273,332

Integrated Oil — 3.7%
BP PLC ADR	25,000	1,560,000
Exxon Mobil Corp.	150,000	8,940,000
Statoil ASA	250,000	4,275,189
Statoil ASA ADR	250,000	4,285,000
Total SA ADR	50,000	5,861,500
		$24,921,689

Oil and Gas - Exploration and Production — 4.5%
Halliburton Co.	200,000	8,650,000
Niko Resources, Ltd.	80,000	4,128,776
Southwestern Energy Co. (1)	126,000	7,151,760
Talisman Energy, Inc.	170,000	5,805,500
Vintage Petroleum, Inc.	150,000	4,719,000
		$30,455,036

Oil and Gas - Refining and Marketing — 3.9%
Kinder Morgan, Inc.	135,000	10,219,500
Williams Co., Inc. (The)	850,000	15,988,500
		$26,208,000

Telecommunications Services — 21.2%
BCE, Inc.	585,400	14,629,146
Belgacom SA	100,000	4,143,554
BellSouth Corp.	400,000	10,516,000
Chunghwa Telecom Co., Ltd. ADR	154,800	3,280,212
Deutsche Telekom AG ADR	500,000	9,980,000
Eircom Group PLC	1,000,000	2,636,187
Elisa Oyj	200,000	3,405,083
Fairpoint Communciations, Inc.	75,000	1,122,750
Koninklijke (Royal) KPN NV	700,000	6,280,887
Portugal Telecom, SGPS, SA	500,000	5,886,936

Sprint Corp.	425,000	$9,668,750
TDC A/S	335,600	14,151,078
Telecom Corporation of New Zealand, Ltd.	1,000,000	4,328,436
Telecom Italia SPA	1,500,000	4,701,566
Telefonos de Mexico SA de CV (Telmex) ADR	250,000	8,632,500
Telenor ASA	1,000,000	9,032,831
TELUS Corp.	400,000	12,324,000
Verizon Communications, Inc.	500,000	17,750,000
		$142,469,916

Transportation — 0.4%
Societe des Autoroutes du Nord et de l’Est de la France (1)	15,850	811,618
Societe des Autoroutes Paris-Rhin-Rhone	30,000	1,680,447
		$2,492,065

Utilities - Electric and Gas — 8.1%
CMS Energy Corp. (1)	1,275,000	16,626,000
Dominion Resources, Inc.	100,000	7,443,000
Energy East Corp.	400,000	10,488,000
MDU Resources Group, Inc.	130,000	3,590,600
Sempra Energy	320,000	12,748,800
Wisconsin Energy Corp.	100,000	3,550,000
		$54,446,400

Water Utilities — 3.5%
Aqua America, Inc.	325,000	7,913,750
Suez SA	300,000	8,100,199
United Utilities PLC	630,207	7,506,006
		$23,519,955

Wireless Telecommunication Services — 4.0%
Alltel Corp.	150,000	8,227,500
America Movil S.A. de C.V. ADR	100,000	5,160,000
China Netcom Group Corp. (Hong Kong), Ltd. ADR (1)	2,500	69,975
Vodafone Group PLC ADR	500,000	13,280,000
		$26,737,475

Total Common Stocks (identified cost $508,770,829)		$664,252,285

Convertible Preferred Stocks — 1.0%

Gas Utilities — 0.6%
KeySpan Corp.	75,000	$3,794,250
		$3,794,250

Oil and Gas - Refining and Marketing — 0.4%
Williams Holdings of Delaware (3)	29,400	2,675,400
		$2,675,400

Total Convertible Preferred Stocks (identified cost $5,220,000)		$6,469,650

Preferred Stocks — 0.2%

Broadcasting and Cable — 0.2%
Ovation, Inc. (PIK) (1) (2)	807	$1,566,000
		$1,566,000

Total Preferred Stocks (identified cost $3,595,225)		$1,566,000

Convertible Bonds — 0.0%

	Principal Amount (000’s omitted)

Utilities - Electric and Gas — 0.0%
Reliant Resources, Inc., 5.00%, 8/15/10 (3)	$100	$139,875

Total Convertible Bonds (identified cost, $100,000)		$139,875

Warrants — 0.0%

	Shares

Communications Equipment — 0.0%
Lucent Technologies, Inc., Exp. 12/10/07 (1)	8,205	$5,497
		$5,497

Total Warrants (identified cost $0)		$5,497

Total Investments — 100.1% (identified cost $517,686,054)		$672,433,307

Other Assets, Less Liabilities — (0.1)%		$(785,339)

Net Assets — 100.0%		$671,647,968

ADR	-	American Depository Receipt
PIK	-	Payment In Kind.

(1)		Non-income producing security.

(2)		Private Placement security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, the aggregate value of the securities is $2,815,275 or 0.4% of the Portfolio’s net assets.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
Belgium	0.6%	4,143,554
Canada	5.9%	39,838,201
Denmark	2.1%	14,151,078
Finland	1.8%	12,190,597
France	3.6%	24,402,394
Germany	5.7%	37,984,679
Greece	0.3%	1,878,304
Hong Kong	0%	69,975
Italy	2.3%	15,491,843
Mexico	2.1%	13,792,500
Netherlands	0.9%	6,280,887
New Zealand	0.7%	4,328,436
Norway	2.6%	17,593,020
Portugal	0.9%	5,886,936
Spain	0%	69,134
Taiwan	0.5%	3,280,212
United Kingdom	7.5%	50,503,755
United States	62.6%	420,547,802

The Portfolio did not have any open financial instruments at March 31, 2005.

The cost and unrealized appreciation (depreciation) in value of the investments owned at March 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$517,686,054
Gross unrealized appreciation	$160,929,197
Gross unrealized depreciation	(6,181,944)
Net unrealized appreciation	$154,747,253

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Utilities Portfolio

By:	/s/Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer

Date:	May 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer

Date:	May 17, 2005

By:	/s/William J. Austin, Jr.
William J. Austin, Jr.
Treasurer and Principal Financial Officer

Date:	May 17, 2005